Consolidated Statement of Earnings - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Net investment income	$ 1,330	$ 1,283	$ 1,717	$ 1,813	$ 1,657
Realized gains (losses) on securities	112	(105)	365	132	(105)
Life, accident and health net earned premiums	14	17	22	22	24
Policy charges and other income	81	76	104	114	115
Total revenues	1,537	1,271	2,208	2,081	1,691
Costs and Expenses:
Annuity benefits	744	905	1,192	1,151	998
Life, accident and health benefits	19	30	40	36	37
Insurance acquisition expenses, net	230	251	306	253	260
Other expenses	127	107	141	144	140
Total costs and expenses	1,120	1,293	1,679	1,584	1,435
Earnings (Loss) before income taxes	417	(22)	529	497	256
Provision (Benefit) for income taxes	107	(8)	107	102	47
Net earnings (loss), including noncontrolling interests	310	(14)	422	395	209
Less: Net earnings attributable to noncontrolling interests		(2)	(1)	2	2
Net Earnings (Loss) Attributable to Shareholder	$ 310	$ (12)	$ 423	$ 393	$ 207